QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 732,947,000	€ 790,377,000
Allowance for doubtful accounts	21,993,000	19,174,000
Trade receivables	239,410,000	243,977,000
Exchange gain (loss) on translating foreign operations	€ (15,346,000)	4,118,000	€ 13,344,000
Percentage of debt bearing floating rates (percent)	32.00%
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 11,943,000	41,594,000
Trade receivables	32,336,000	18,567,000
Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	6,948,000	11,556,000	18,671,000
Trade receivables
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	21,993,000	19,174,000	18,371,000
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	(18,059,000)	8,335,000	10,794,000
Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				€ 500,000,000
The Facility
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				2,500,000,000.0
Term Loan
Disclosure of credit risk exposure [line items]
Principal amount of borrowings				€ 1,500,000,000
Borrowings from banks | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of credit risk exposure [line items]
Capacity under borrowing facility	€ 500,000,000	500,000,000
Financial services companies
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations		58,808,000	€ 20,908,000
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 225,000	367,000
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 45,439,000	€ 128,753,000
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	51.00%	57.00%
Euro Member Countries, Euro | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	62.00%	60.00%
Bottom of range | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Average risk exposure hedged, percent	90.00%
Top of range | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Average risk exposure hedged, percent	50.00%